Borrowings - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
BORROWINGS [Abstract]
2019	$ 71,424
2020	100,720
2021	180,518
2022	1,413,913
2023	74,812
2024 and thereafter	2,525
Total	$ 1,843,912	$ 1,717,768